Shareholders' Equity (Details) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	6 Months Ended
	Apr. 13, 2021 ₪ / shares shares	Apr. 13, 2021 $ / shares shares	Jun. 22, 2021 ₪ / shares shares	Jun. 22, 2021 $ / shares shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($)
Shareholders' Equity (Details) [Line Items]
Shares issued in exercise of warrants description					the Company issued 50,926,830 ordinary shares represented by 1,697,561 ADSs in exchange for exercise of warrants. Total consideration received by the Company was $2,744.
Shares issued for services					1,050,000
Share value issued for services (in Dollars) | $					$ 68	$ 68
Shares issued for unlisted options exercisable	4,000,000	4,000,000
Exercise price | (per share)	₪ 0.25	$ 0.07
Options vest period	4 years	4 years
Board of Directors [Member]
Shareholders' Equity (Details) [Line Items]
Exercise price | (per share)	₪ 0.25	$ 0.07	₪ 0.25	$ 0.07
Options vest period	4 years	4 years	4 years	4 years
Options exercisable	2,500,000	2,500,000	600,000	600,000